Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Cayson Acquisition Corp [Member] HKD ($) shares	Additional Paid-in Capital [Member] Cayson Acquisition Corp [Member] HKD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] Cayson Acquisition Corp [Member] HKD ($)	Retained Earnings [Member] HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares		Cayson Acquisition Corp [Member] HKD ($) shares	USD ($)	HKD ($)
Balance at Dec. 31, 2023				$ 129,967,242		$ (96,149,991)	$ 32,758				$ 33,850,009
Balance, shares at Dec. 31, 2023 | shares	[1]						42,105,264
Proceeds from sale of public units									$ 60,000,000
Net income (loss)						3,347,275					3,347,275
Capital contribution				(30,000,001)							(30,000,001)
Balance, shares at Dec. 31, 2024 | shares		1,830,000					42,105,264	[1]
Balance at Dec. 31, 2024		$ 183		99,967,241	$ (1,542,300)	(92,802,716)	$ 32,758		(1,542,117)		7,197,283
Balance at May. 26, 2024
Balance, shares at May. 26, 2024 | shares
Ordinary shares issued to Sponsor		$ 173	24,827						25,000
Ordinary shares issued to Sponsor, shares | shares		1,725,000
Shares Issued to EBC		$ 10	131,990						132,000
Shares Issued to EBC, shares | shares		100,000
Proceeds from sale of public units		$ 600	59,999,400						60,000,000
Proceeds from sale of public units, shares | shares		6,000,000
Proceeds from sale of 230,000 private units		$ 23	2,299,977						$ 2,300,000
Proceeds from sale of private units, shares | shares		230,000							230,000
Allocation of offering costs to ordinary shares subject to possible redemption			(3,722,527)						$ (3,722,527)
Initial classification of ordinary shares subject to redemption to temporary equity		$ (600)	(59,279,400)						(59,280,000)
Initial classification of ordinary shares subject to redemption to temporary equity, shares | shares		(6,000,000)
Allocation of offering costs to ordinary shares subject to redemption			3,974,257						3,974,257
Accretion of additional paid in capital to accumulated deficit			(3,428,524)		(1,265,733)				(4,694,257)
Forfeiture of ordinary shares		$ (23)	23
Forfeiture of ordinary shares, shares | shares		(225,000)
Subsequent measurement of common stock subject to possible redemption			(23)		(752,056)				(752,079)
Net income (loss)					475,489				475,489
Balance, shares at Dec. 31, 2024 | shares		1,830,000					42,105,264	[1]
Balance at Dec. 31, 2024		$ 183		99,967,241	(1,542,300)	(92,802,716)	$ 32,758		(1,542,117)		7,197,283
Proceeds from sale of public units
Proceeds from sale of 230,000 private units
Allocation of offering costs to ordinary shares subject to redemption									3,974,257
Subsequent measurement of common stock subject to possible redemption			(383,131)		(2,152,714)				(2,535,845)
Net income (loss)					1,637,488	23,479,137			1,637,488	$ 3,028,785	23,479,137
Transaction costs paid on behalf of the Company			383,131						383,131
Extension funds attributable to ordinary shares subject to redemption					(1,200,000)				(1,200,000)
Capital contribution				10,000,000							10,000,000
Balance, shares at Dec. 31, 2025 | shares		1,830,000					42,105,264	[1]
Balance at Dec. 31, 2025		$ 183		$ 109,967,241	$ (3,257,526)	$ (69,323,579)	$ 32,758		$ (3,257,343)	$ 5,247,217	$ 40,676,420

[1]	Retroactively restated for effect of share reorganization (see Note 1)